Related Party Transactions (Details Textual)	8 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)
Related Party Transactions (Textual)
Revenues from related party		$ 2,170,838		$ 2,720,936
Accounts receivable from related party		172,237		247,000
Subscription receivables				740,000
Repayments to related parties		6,826,231		195,228
Borrowing amount of related party	16,084	$ 4,032,044		3,766,201
Description of related party transactions		The receivables were collected as of May 11, 2017.	The receivables were collected as of May 11, 2017.
Advance agreement dated January 1, 2016 [Member]
Related Party Transactions (Textual)
Borrowing amount of related party		$ 2,160,232	¥ 15,000,000
Loan interest-free and payable date		Dec. 31, 2017	Dec. 31, 2017
Description of related party transactions		The term of the loan is two years from January 1, 2016 to December 31, 2017.	The term of the loan is two years from January 1, 2016 to December 31, 2017.
Balance amount of related party transactions		$ 0		1,843,964
Advance agreement dated July 3, 2016 [Member]
Related Party Transactions (Textual)
Borrowing amount of related party		$ 1,200,000
Loan interest-free and payable date		Jul. 02, 2018	Jul. 02, 2018
Description of related party transactions		The term of the loan is two years from July 3, 2016 to July 2, 2018.	The term of the loan is two years from July 3, 2016 to July 2, 2018.
Balance amount of related party transactions		$ 0		1,003,166
Advance agreement dated July 3, 2016 One [Member]
Related Party Transactions (Textual)
Borrowing amount of related party		$ 1,152,124	¥ 8,000,000
Loan interest-free and payable date		Jul. 02, 2018	Jul. 02, 2018
Description of related party transactions		The term of the loan is two years from July 3, 2016 to July 2, 2018.	The term of the loan is two years from July 3, 2016 to July 2, 2018.
Balance amount of related party transactions		$ 0		809,212
Advance agreement dated January 1, 2017 [Member]
Related Party Transactions (Textual)
Borrowing amount of related party		$ 2,305,000	¥ 15,000,000
Loan interest-free and payable date		Dec. 31, 2018	Dec. 31, 2018
Description of related party transactions		The term of the loan is two years from January 1, 2017 to December 31, 2018.	The term of the loan is two years from January 1, 2017 to December 31, 2018.
Balance amount of related party transactions		$ 1,301,534		0
Advance agreement dated October 2, 2015 [Member]
Related Party Transactions (Textual)
Borrowing amount of related party		$ 30,813	¥ 200,000
Loan interest-free and payable date		Oct. 01, 2017	Oct. 01, 2017
Description of related party transactions		The term of the loan is two years from October 2, 2015 to October 1, 2017.	The term of the loan is two years from October 2, 2015 to October 1, 2017.
Balance amount of related party transactions		$ 0
Zhentao Jiang [Member]
Related Party Transactions (Textual)
Operating expenses	$ 22,634	142,085		352,301
Wenjie Tang [Member]
Related Party Transactions (Textual)
Operating expenses		142,085		352,301
Guofu Zhang [Member]
Related Party Transactions (Textual)
Operating expenses		142,085		$ 352,301
Bin Liu [Member]
Related Party Transactions (Textual)
Operating expenses		$ 142,085